Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Loan commitments to directors and executive officers	$ 1,690	$ 1,910
Outstanding loan commitments to directors and executive officers	30	10
Related party deposit liabilities	$ 2,900	$ 2,600